Revenue and government financing for research expenditures (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of revenue from collaboration and licensing agreements

	Year ended December 31,
(in thousands of euro)	2023(1)	2024	2025
Proceeds from collaboration and licensing agreements	50,725	10,505	620
of which monalizumab agreement - AstraZeneca	9,499	4,404	220
of which IPH5201 agreement - AstraZeneca	—	—	—
of which preclinical molecules agreement - AstraZeneca	—	—	—
of which Sanofi agreement 2016	2,000	4,000	—
of which Sanofi agreement 2022 - ANKET IPH62 - Recognition of license initial payment and income related to the completion of work in line with the joint research program	18,873	401	400
of which Sanofi agreement 2022 - ANKET IPH67 -Recognition of license initial payment and income related to the progress of related research program	15,800	1,700	—
of which Takeda agreement 2023	4,553	—
Invoicing of research and development costs (IPH5201)	1,165	2,060	1,666
Others	11	56	501
Revenue from collaboration and licensing agreements	51,901	12,622	2,787

Disclosure of changes in deferred revenue and collaboration liabilities
Change in monalizumab deferred revenue (in thousands of euro):

As of December 31, 2022	14,481
Revenue for the 2023 financial year	(9,499)
Transfer from collaboration liabilities	173
As of December 31, 2023	5,156
Revenue for the 2024 financial year	(4,404)
Transfer from collaboration liabilities	(536)
As of December 31, 2024	215
Revenue for the 2025 financial year	(220)
Transfer from collaboration liabilities	5
As of December 31, 2025	—
Change in monalizumab collaboration liablities (in thousands of euro):

	Current	Non-Current	Total
As of December 31, 2022	10,223	52,988	63,211
Additions (2)	7,785	(7,958)	(173)
Repayment cost to AZ	(8,423)	—	(8,423)
Fx impact	(1,938)	—	(1,938)
As of December 31, 2023 (3)	7,647	45,030	52,677
Additions	4,303	(3,902)	401
Repayment cost to AZ	(7,772)	—	(7,772)
Fx impact	3,265	—	3,265
As of December 31, 2024 (4)	7,443	41,128	48,571
Additions	9,521	(9,380)	141
Repayment cost to AZ	(4,792)	—	(4,792)
Fx impact	(5,671)	—	(5,671)
As of December 31, 2025 (5)	6,501	31,748	38,249
Change in deferred revenue relating to the 2022 research collaboration and licensing agreement :

As of December 31, 2022	—
Additions	8,200
Deductions	(2,874)
As of December 31, 2023	5,327
Additions	—
Deductions	(2,101)
As of December 31, 2024	3,226
Additions	—
Deductions	(400)
As of December 31, 2025	2,826

Disclosure of variance of deferred revenue
The main variance of the global deferred revenue is presented in the following schedule:

(in thousands of euro)	December 31, 2022	Recognition in P&L	Proceeds	Transfer from collaboration liabilities	December 31, 2023
Monalizumab	14,481	(9,499)	—	173	5,155
Sanofi services	—	(374)	3,200	—	2,826
Sanofi options	—	(2,500)	5,000	—	2,500
Total	14,481	(12,373)	8,200	173	10,483
(1)Of which €5,865 thousand of current deferred revenue and €4,618 thousand of non-current deferred revenue.

(in thousands of euro)	December 31, 2023	Recognition in P&L	Proceeds	Transfer from collaboration liabilities	December 31, 2024
Monalizumab	5,155	(4,404)	—	(536)	215
Sanofi options	2,500	—	—	—	2,500
Sanofi services	2,826	(2,100)	—	—	726
Others	—	—	—	—	—
Total	10,483	(6,504)	—	(536)	3,441 (2)
(2) Of which €616 thousand of current deferred revenue and €2,825 thousand of non-current deferred revenue.

(in thousands of euro)	December 31, 2024	Recognition in P&L	Proceeds and other increase	Transfer from collaboration liabilities	December 31, 2025
Monalizumab	215	(220)	—	5	—
Sanofi options	2,500	—	—	—	2,500
Sanofi services	726	(400)	—	—	326
Total	3,441	(620)	—	5	2,826 (3)
(3) Of which €2,825 thousand of current deferred revenue.

Disclosure of government financing for research expenditures
The total amount for government financing for research expenditures recorded as other income in the income statement can be analyzed as follows:

	Year ended December 31,
(in thousands of euro)	2023	2024	2025
Research Tax Credit	9,729	7,463	6,186
Grant and other tax credit (1)	—	25	19
Government financing for research expenditures	9,729	7,488	6,205
(1) As of December 31, 2025, the amount is composed of the research tax credit calculated and recognized for the 2024 financial year for an amount of €6,186 thousand.As a reminder, as of December 31, 2024 and 2023, the amount is mainly composed of the research tax credit calculated and recognized for the 2023 financial year for an amount of € 7,463 thousand and €9,729 thousand.